RISK MANAGEMENT - Disclosure of Maturity Profile for Financial Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Credit Risk Exposure [Line Items]
Borrowings and interest	$ 90,273	$ 22,931	$ 17,177	$ 0
Lease liability	5,293	5,032	$ 5,561	$ 1,723
Liquidity Risk
Disclosure Of Credit Risk Exposure [Line Items]
Deferred payables	439	11,487
Contingent consideration	49,196
Borrowings and interest	110,702	26,581
Trade and other payables	5,677	5,028
Lease liability	6,175	5,972
Financial liabilities	172,189	49,068
Derivative financial instruments	(44)
Liquidity Risk | Cross currency interest rate swap
Disclosure Of Credit Risk Exposure [Line Items]
Outflow	81,974
Inflow	(82,018)
Liquidity Risk | Less than 1 year
Disclosure Of Credit Risk Exposure [Line Items]
Deferred payables	0	11,487
Contingent consideration	40,000
Borrowings and interest	21,813	5,165
Trade and other payables	5,677	5,028
Lease liability	1,541	1,213
Financial liabilities	69,031	22,893
Derivative financial instruments	(801)
Liquidity Risk | Less than 1 year | Cross currency interest rate swap
Disclosure Of Credit Risk Exposure [Line Items]
Outflow	14,803
Inflow	(15,604)
Liquidity Risk | Between 1 and 2 years
Disclosure Of Credit Risk Exposure [Line Items]
Deferred payables	439	0
Contingent consideration	9,196
Borrowings and interest	16,581	4,804
Trade and other payables	0	0
Lease liability	1,375	1,188
Financial liabilities	27,591	5,992
Derivative financial instruments	(545)
Liquidity Risk | Between 1 and 2 years | Cross currency interest rate swap
Disclosure Of Credit Risk Exposure [Line Items]
Outflow	14,273
Inflow	(14,818)
Liquidity Risk | More than 2 years
Disclosure Of Credit Risk Exposure [Line Items]
Deferred payables	0	0
Contingent consideration	0
Borrowings and interest	72,308	16,612
Trade and other payables	0	0
Lease liability	3,259	3,571
Financial liabilities	75,567	$ 20,183
Derivative financial instruments	1,302
Liquidity Risk | More than 2 years | Cross currency interest rate swap
Disclosure Of Credit Risk Exposure [Line Items]
Outflow	52,898
Inflow	$ (51,596)